Interest in joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity attributable to the owners	$ 21	$ 27
S a c m e member
IfrsStatementLineItems [Line Items]
Percentage interest held in capital stock and votes	50.00%
Equity attributable to the owners	$ 21	$ 27